Organization and principal activities - OptAim (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Consolidated VIE and VIE's subsidiary
Total assets	$ 470,115	$ 321,516
Total Liabilities	191,027	206,960
OptAim VIE
Consolidated VIE and VIE's subsidiary
Total assets	7,346	9,733
Total Liabilities	4,104	2,993
Registered capital and statutory reserve	$ 2,081	$ 2,081